Loans and advances to customers - Securitization (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Derecognized securitized loans	€ 241	€ 477	€ 685
Securitized loans retained on the balance sheet	91,208	100,675	107,643
Securitizations	91,449	101,152	108,328
United Kingdom
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Securitized loans retained on the balance sheet	15,694	20,969	30,833
Santander Holding USA, Inc.
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Original assets before transfer	113	324	506
Retained credit risk liabilities of derecognized securitized loans	1	3	6
Mortgage assets
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Derecognized securitized loans	241	477	685
Securitized loans retained on the balance sheet	36,844	44,311	54,003
Other securitised assets
Disclosure of transferred financial assets that are not derecognized in their entirety [line items]
Securitized loans retained on the balance sheet	€ 54,364	€ 56,364	€ 53,640